13 OTHER PAYABLES (Details 2) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Other Payables [Abstract]
Operating lease commitment	R$ 4,217,333
Renewal options not included in commitments	833,083
Effect timing differences between inception and commencement	(26,580)
Variable lease payments not included in commitments	(3,661,675)
Lease liabilities before discounting	1,362,161
Discount to presente value	(990,827)
Lease liabilities	R$ 371,334